Pension Plans and Postretirement Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Nov. 30, 2021 USD ($) portfolio	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost	$ 9.8	$ 9.5	$ 8.8
WilTel Plan
Defined Benefit Plan Disclosure [Line Items]
Number of portfolios | portfolio	2
Jefferies Group Plan
Defined Benefit Plan Disclosure [Line Items]
Number of portfolios | portfolio	2
U.S.
Defined Benefit Plan Disclosure [Line Items]
Charge to accumulated other comprehensive income (loss)	$ 44.9	57.3
Accrued pension cost	$ 27.5	$ 46.4
U.S. | WilTel Plan
Defined Benefit Plan Disclosure [Line Items]
Current expected inflation rate	2.30%
Equity risk premium over cash	5.50%
Expected long-term rate of return assumption	7.00%	7.00%
U.S. | WilTel Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Long duration risk free real rate of return	(0.50%)
Return premium for corporate credit risk	1.50%
U.S. | WilTel Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Long duration risk free real rate of return	(0.00%)
Return premium for corporate credit risk	2.50%
U.S. | Jefferies Group Plan
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return assumption	5.00%	6.25%